Consolidated Statement of Financial Position - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current:
Intangible assets	€ 8,414	€ 8,506
Goodwill	2,517	2,520
Property, plant and equipment	3,860	4,205
Non-current derivative assets	6	3
Deferred tax assets	27	27
Total non-current assets	337	321
Total non-current assets	15,161	15,582
Current:
Current derivative assets	40	12
Current tax assets	19	18
Inventories	681	723
Amounts receivable from related parties	150	106
Trade accounts receivable	1,439	1,669
Other current assets	224	259
Cash and cash equivalents	1,523	316
Total current assets	4,076	3,103
Total assets	19,237	18,685
Non-current:
Borrowings, less current portion	6,382	5,622
Employee benefit liabilities	283	221
Non-current provisions	83	54
Non-current derivative liabilities	15	13
Deferred tax liabilities	2,134	2,203
Current tax liabilities, non-current	131	254
Other non-current liabilities	44	47
Total non-current liabilities	9,072	8,414
Current:
Current portion of borrowings	805	799
Current portion of employee benefit liabilities	13	17
Current provisions	154	142
Current derivative liabilities	62	28
Current tax liabilities	171	95
Amounts payable to related parties	181	249
Trade and other payables	2,754	2,785
Total current liabilities	4,140	4,115
Total liabilities	13,212	12,529
EQUITY
Share capital	5	5
Share premium	192	178
Merger reserves	287	287
Other reserves	(537)	(449)
Retained earnings	6,078	6,135
Total equity	6,025	6,156
Total equity and liabilities	€ 19,237	€ 18,685